Trade and other liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other liabilities
Trade and other liabilities.	€ 171,316	€ 142,510	€ 68,038
Other non-current liabilities	8,096	6,989	1,578
Accrued charges	1,070	923	890
Total trade and other liabilities	€ 180,482	€ 150,422	€ 70,506